Accounts receivable, net	12 Months Ended
Dec. 31, 2021
Accounts Receivable Net
Accounts receivable, net

NOTE 5 – ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following:

	December 31, 2021	December 31, 2020
Accounts receivable	$26,764	$19,959
Less: Provision for credit losses	(2,990)	(2,990)
Accounts receivable, net	$23,774	$16,969

Charges to provisions for credit losses are summarized as follows:

Allowance for credit losses	Balance at beginning of period	Charges to costs and expenses	Amount utilized	Balance at end of period
Year ended December 31, 2021	$(2,990)	$—	$—	$(2,990)
Year ended December 31, 2020	$(1,495)	$(1,495)	$—	$(2,990)
Year ended December 31, 2019	$(1,495)	$—	$—	$(1,495)

Concentration of credit risk with respect to accounts receivable is limited due to the Company's large number of customers, who are internationally dispersed and have a variety of end markets in which they sell. Due to these factors, management believes that no additional credit risk beyond amounts provided for collection losses is inherent in the Company's trade receivables. For the year ended December 31, 2021, one customer accounted for 14.5% of the Company’s total revenues. For the year ended December 31, 2020, three customers accounted for 23.4%, 19.5% and 11.4%, respectively, of the Company’s total revenues and for the year ended December 31, 2019, three customers accounted for 25.9%, 12.3% and 10.9%, respectively, of the Company’s total revenues.